SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) - 12 months ended Sep. 30, 2025	USD ($)	HKD ($)	CNY (¥)
Subsidiary One [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	ZK International
Registered Location	BVI
Registered capital	$ 50,000
Subsidiary Two [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	ZK Pipe
Registered Location	Hong Kong
Registered capital		$ 1,000,000
Incorporated date	May 28, 2015
Subsidiary Three [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Wenzhou Weijia
Registered Location	Wenzhou
Registered capital	$ 20,000,000
Incorporated date	Jun. 17, 2015
Subsidiary Four [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Zhejiang Zhengkang
Registered Location	Wenzhou
Registered capital | ¥			¥ 100,000,000
Incorporated date	Dec. 04, 2001
Paid in capital | ¥			30,000,000
Subsidiary Five [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Wenzhou Zhengfeng
Registered Location	Wenzhou
Registered capital	$ 2,880,000
Incorporated date	Dec. 24, 1999
Subsidiary Six [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	ZK Uganda
Registered Location	Uganda
Registered capital	$ 20,000,000
Incorporated date	Mar. 23, 2018
Subsidiary Seven [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Hongyun
Registered Location	Wenzhou
Registered capital | ¥			1,880,000
Incorporated date	Nov. 15, 2021
Subsidiary Eight [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	Suona
Registered Location	Wenzhou
Registered capital | ¥			¥ 10,000,000
Incorporated date	Oct. 29, 2021
Subsidiary Nine [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	xSigma Corporation
Registered Location	BVI
Registered capital	$ 50,000
Incorporated date	Jan. 18, 2018
Subsidiary Ten [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	xSigma Collectibles Limited
Registered Location	BVI
Registered capital	$ 100
Incorporated date	Jul. 06, 2021
Subsidiary Eleven [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	xSigma Entertainment Limited
Registered Location	BVI
Registered capital	$ 50,000
Incorporated date	Mar. 17, 2021
Subsidiary Twelve [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Entity Name	xSigma Trading LLC
Registered Location	Delaware, United States
Incorporated date	Jun. 07, 2021
Registered and paid in capital	$ 0
Golden Hill Investment Management Co Ltd [Member] | Subsidiary One [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	5.51%
WANG Guo Lin [Member] | Subsidiary One [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	5.92%
ZK International [Member] | Subsidiary Two [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
ZK International [Member] | Subsidiary Six [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	80.00%
ZK International [Member] | Subsidiary Nine [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	51.00%
ZK International [Member] | Subsidiary Ten [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
ZK International [Member] | Subsidiary Eleven [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
ZK Pipe Industry Co [Member] | Subsidiary Three [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
Wenzhou Weijia [Member] | Subsidiary Four [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	99.00%
Wenzhou Weijia [Member] | Subsidiary Seven [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
Wenzhou Weijia [Member] | Subsidiary Eight [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	99.00%
HUANG Jian Cong [Member] | Subsidiary Four [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	1.00%
Zhejiang Zhengkang [Member] | Subsidiary Five [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%
xSigma Corporation [Member] | Subsidiary Twelve [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interests (Details) [Line Items]
Ownership as of the issuance date of the report	100.00%